Share-based compensation - Summary of Share-Based Awards Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of restricted shares Beginning Balance	43,285,101	48,486,036
Granted, Number of restricted shares		10,846,800	50,503,877
Vested, Number of restricted shares	(21,380,720)	(13,321,711)
Outstanding, Number of restricted shares, Ending Balance	18,230,801	43,285,101	48,486,036
Outstanding, Weighted average grant-date fair value Beginning Balance	$ 0.4885	$ 0.2936
Granted, Weighted average grant-date fair value		$ 0.9362	$ 0.2934
Vested, Weighted average grant-date fair value	$ 0.4864	$ 0.1636
Outstanding, Weighted average grant-date fair value Ending Balance	$ 0.4898	$ 0.4885	$ 0.2936
CEO and Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Weighted average grant-date fair value Beginning Balance	$ 0.1875	$ 0.1875
Granted, Weighted average grant-date fair value			$ 0.1875
Vested, Weighted average grant-date fair value	$ 0.1875		$ 0.1875
Outstanding, Weighted average grant-date fair value Ending Balance		$ 0.1875	$ 0.1875
CEO and Chairman [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of restricted shares Beginning Balance	29,678,483	29,678,483
Granted, Number of restricted shares			43,048,296
Vested, Number of restricted shares	(29,678,483)		(13,369,813)
Outstanding, Number of restricted shares, Ending Balance		29,678,483	29,678,483
Former NeoTasks employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of restricted shares Beginning Balance		8,957,690	17,915,380
Vested, Number of restricted shares		(8,957,690)	(8,957,690)
Outstanding, Number of restricted shares, Ending Balance			8,957,690